SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Entity [Line Items]
Ownership interest	41.20%
Impairment of Intangible Assets (Excluding Goodwill)	$ 0	$ 0
Regulatory assets	$ 5,500,000	$ 5,800,000
Maximum Time Period Regulatory Assets Are Being Recovered (In Years)	50 years
Number of years of service employees must work to be entitled to postretirement medical and life insurance benefits (in years)	5 years